Cover	Apr. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2022
Entity File Number	001-39951
Entity Registrant Name	IGNYTE ACQUISITION CORP.
Entity Central Index Key	0001834645
Entity Tax Identification Number	85-2448157
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	640 Fifth Avenue, 4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	409-2000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofoneshareofcommonstockandonehalfofoneredeemablewarrant [Member]
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	IGNYU
Security Exchange Name	NASDAQ
Common Stockparvalue 00001pershare [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IGNY
Security Exchange Name	NASDAQ
Redeemablewarrantseachwholewarrantexercisableforoneshareofcommonstockatanexercisepriceof 1150pershare [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	IGNYW
Security Exchange Name	NASDAQ